Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Year One	$ 11,939
Year Two	6,847
Year Three	6,326
Year Four	6,333
Year Five	6,326
Thereafter	96,132
Total	$ 133,903